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                                THE GALAXY FUND

                       Supplement dated October 15, 2003
         to the Prospectuses and Statements of Additional Information
                              for The Galaxy Fund

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION AND SHOULD BE READ IN CONJUNCTION WITH A PROSPECTUS OR STATEMENT OF ADDITIONAL INFORMATION.

   Effective October 13, 2003, Liberty Funds Distributor, Inc., the principal underwriter for The Galaxy Fund, changed its name to Columbia Funds Distributor, Inc.